Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000073664
Shareholder Report [Line Items]
Fund Name	Global X MSCI Colombia ETF
Class Name	Global X MSCI Colombia ETF
Trading Symbol	COLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Colombia ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/colo/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/colo/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Colombia ETF	$82	0.62%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (“Secondary Index”). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Colombia equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Secondary Index. The broad Colombia equity universe includes securities that are classified in Colombia according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Colombia and carry out the majority of their operations in Colombia. The Secondary Index also applies minimum liquidity thresholds as criteria for company inclusion.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 64.05%, while the Secondary Index increased 64.02%. The Fund had a net asset value of $23.10 per share on October 31, 2024 and ended the reporting period with a net asset value of $35.26 per share on October 31, 2025.

The Fund recorded positive performance over the reporting period as Colombia’s macro backdrop improved. Inflation cooled and steadied through mid‑2025 while the central bank cut the policy rate in April, helping stabilize borrowing costs and supporting sentiment toward rate‑sensitive areas such as financials. Domestic activity increased, with gross domestic product rising and unemployment easing, underpinning earnings for domestically focused holdings. Currency strength amplified U.S.‑dollar returns as the Colombian peso appreciated significantly against the dollar in 2025. Energy exposure also contributed to positive performance, supported by reserve additions and an active 2025 investment program at Colombia’s national oil company, which bolstered expectations for production and cash generation. These factors outweighed mid‑year policy debate over suspending the fiscal rule — which was designed to limit government debt — and subsequent sovereign downgrades, which briefly lifted risk premiums and added volatility.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Colombia ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI All Colombia Select 25/50 Index (USD) (NR)Footnote Reference^Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,655	$10,927	$10,696
Oct/17	$11,213	$13,817	$11,337
Oct/18	$10,367	$12,088	$10,552
Oct/19	$11,928	$13,521	$12,199
Oct/20	$7,525	$14,636	$7,676
Oct/21	$10,232	$17,119	$10,491
Oct/22	$7,020	$11,807	$7,252
Oct/23	$7,659	$13,083	$7,936
Oct/24	$9,436	$16,394	$9,821
Oct/25	$15,480	$20,971	$16,108

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Colombia ETF	64.05%	15.52%	4.47%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI All Colombia Select 25/50 Index (USD) (NR)Footnote Reference^Footnote Reference*	64.02%	15.98%	4.88%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 108,592,163
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 472,970
InvestmentCompanyPortfolioTurnover	43.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$108,592,163	30	$472,970	43.75%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	2.4%
Consumer Discretionary	2.7%
Industrials	3.0%
Real Estate	3.8%
Materials	12.3%
Energy	13.1%
Utilities	22.3%
Financials	42.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Grupo Cibest - Preferred Stock	15.3%
Interconexion Electrica ESP	8.3%
Grupo Cibest - Common Stock	8.1%
Ecopetrol	6.5%
Grupo Aval Acciones y Valores	4.8%
Grupo Energia Bogota ESP	4.4%
Banco Davivienda	4.2%
Cementos Argos	4.1%
Aris Mining	3.9%
Patrimonio Autonomo Estrategias Inmobiliarias	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/colo/
C000081214
Shareholder Report [Line Items]
Fund Name	Global X MSCI China Consumer Discretionary ETF
Class Name	Global X MSCI China Consumer Discretionary ETF
Trading Symbol	CHIQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI China Consumer Discretionary ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/chiq. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/chiq
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI China Consumer Discretionary ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of companies in the MSCI China Index that are classified in the Consumer Discretionary sector, as defined by MSCI, Inc., the Secondary Index provider.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 14.55%, while the Secondary Index increased 15.26%. The Fund had a net asset value of $20.67 per share on October 31, 2024 and ended the reporting period with a net asset value of $23.09 per share on October 31, 2025.

The Fund's performance was positive over the reporting period. A series of government measures to boost household spending, especially the expansion of appliance and electronics trade‑in subsidies announced in January 2025, supported consumer‑oriented areas, including automotives and home goods. Consumption trends improved through mid‑year, with retail sales up 5.00% year on year in the first half of 2025, aiding e‑commerce and retail activity. Holiday promotions and state‑backed incentives also led to increased demand during major shopping events late in 2024. However, persistent property‑sector stress and falling resale home prices into September 2025 led to cautious consumer spending on larger scale items. Additional policy signals at the end of the period, including the government’s issuance of a new financing tool worth 500 billion yuan to support national projects, helped stabilize investor sentiment, leading to the Fund’s slightly positive overall performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI China Consumer Discretionary ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI China Consumer Discretionary 10/50 Index (USD) (NR)Footnote Reference^Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$9,143	$10,927	$9,218
Oct/17	$13,522	$13,817	$13,716
Oct/18	$10,588	$12,088	$10,814
Oct/19	$14,209	$13,521	$14,614
Oct/20	$23,869	$14,636	$24,700
Oct/21	$24,281	$17,119	$25,160
Oct/22	$11,831	$11,807	$12,320
Oct/23	$14,445	$13,083	$15,139
Oct/24	$17,334	$16,394	$18,291
Oct/25	$19,855	$20,971	$21,083

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI China Consumer Discretionary ETF	14.55%	-3.62%	7.10%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI China Consumer Discretionary 10/50 Index (USD) (NR)Footnote Reference^Footnote Reference*	15.26%	-3.12%	7.74%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 234,856,162
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,513,614
InvestmentCompanyPortfolioTurnover	23.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$234,856,162	67	$1,513,614	23.57%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	2.0%
Consumer Discretionary	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	11.6%
PDD Holdings ADR	10.0%
Meituan, Cl B	7.0%
BYD, Cl H	6.3%
JD.com, Cl A	5.6%
Trip.com Group	4.8%
NIO, Cl A	3.1%
XPeng, Cl A	2.9%
Geely Automobile Holdings	2.8%
Yum China Holdings	2.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/chiq
C000068030
Shareholder Report [Line Items]
Fund Name	Global X MSCI Norway ETF
Class Name	Global X MSCI Norway ETF
Trading Symbol	NORW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Norway ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/norw/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/norw/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Norway ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect broad based equity market performance in Norway as defined by MSCI, Inc. (“MSCI”), the provider of the Secondary Index. The broad Norway equity universe includes securities that are classified in Norway according to the MSCI Global Investable Market Index Methodology.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 21.00%, while the Secondary Index increased 21.67%. The Fund had a net asset value of $25.02 per share on October 31, 2024 and ended the reporting period with a net asset value of $28.91 per share on October 31, 2025.

The Fund posted a gain over the period, supported by favorable domestic policy and energy-sector dynamics. Norges Bank began easing financial conditions with policy rate cuts to 4.25% in June and 4.00% in September, which typically bolsters equity valuations and risk appetite. Energy exposures benefited from episodes of tighter European gas supply and solid operator updates. Macro signals were broadly supportive, with the IMF noting resilient activity and a projected pickup in mainland growth to 1.50% in 2025 as inflation trends lower, reinforcing the case for gradual policy normalization. Currency dynamics also helped late in the period as the Krone strengthened from August alongside slightly better-than-expected data, a backdrop that can support USD-based returns for Norwegian assets. Although oil prices softened toward the end of the period amid signals of increased OPEC+ supply, these headwinds were outweighed by supportive domestic policy, stable production, and firm gas-market conditions, leaving the portfolio with a net advance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Norway ETFFootnote Reference**	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI Norway IMI 25/50 Index (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,686	$9,677	$10,727
Oct/17	$13,414	$11,945	$13,482
Oct/18	$14,281	$11,127	$14,407
Oct/19	$12,886	$12,355	$13,033
Oct/20	$10,783	$11,507	$10,931
Oct/21	$17,732	$15,441	$18,062
Oct/22	$13,880	$11,889	$14,154
Oct/23	$14,002	$13,602	$14,338
Oct/24	$15,786	$16,725	$16,261
Oct/25	$19,100	$20,578	$19,785

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Norway ETFFootnote Reference**	21.00%	12.11%	6.69%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	7.48%
MSCI Norway IMI 25/50 Index (USD) (NR)Footnote Reference†Footnote Reference‡	21.67%	12.60%	7.06%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,365,705
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 258,203
InvestmentCompanyPortfolioTurnover	8.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,365,705	56	$258,203	8.98%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Denmark	0.6%
Sweden	0.7%
Singapore	0.7%
South Africa	0.7%
Faroe Islands	1.3%
United Kingdom	2.5%
Brazil	3.4%
Norway	89.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
DNB Bank	12.7%
Equinor	10.9%
Kongsberg Gruppen	6.3%
Mowi	5.7%
Telenor	5.1%
Norsk Hydro	4.8%
Aker BP	4.6%
Orkla	4.0%
Storebrand	3.6%
Yara International	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/norw/
C000096448
Shareholder Report [Line Items]
Fund Name	Global X FTSE Southeast Asia ETF
Class Name	Global X FTSE Southeast Asia ETF
Trading Symbol	ASEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X FTSE Southeast Asia ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/asea. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/asea
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FTSE Southeast Asia ETF	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (“Secondary Index”).

The Secondary Index tracks the performance of the 40 largest companies in five of the Association of Southeast Asian Nations region’s markets: Indonesia, Philippines, Singapore, Malaysia and Thailand, as determined by FTSE International Limited ("FTSE"), the provider of the Secondary Index. To be eligible for inclusion in the Secondary Index, a company must be a member of the FTSE All World Country Index for Singapore, Malaysia, Thailand, Indonesia or the Philippines.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 10.58%, while the Secondary Index increased 11.45%. The Fund had a net asset value of $16.63 per share on October 31, 2024 and ended the reporting period with a net asset value of $17.73 per share on October 31, 2025.

The Fund demonstrated a positive performance during the reporting period as policy easing and macro developments across key ASEAN markets were a tailwind. Financials, which comprise the largest sector exposure within the Fund, remained a primary driver of returns, supported by stable credit demand and improving asset quality in key markets. In Singapore, the central bank twice reduced its exchange-rate policy band in 2025 to cushion softer growth and inflation, aiding rate‑sensitive sectors and exporters. The Philippines also cut reserve requirements and had successive policy rate reductions, supporting domestic demand and the financial sector. In Indonesia, initial rate cuts buoyed sentiment, but late‑period weakness in the Indonesian rupiah tightened financial conditions and weighed on equity returns. Thailand’s slower growth and tariff‑related pressures led to additional central‑bank easing, though slowed tourism and consumption trends continued to restrain equity performance. In Malaysia, targeted fuel‑subsidy reforms alongside a mid‑year rate cut helped contain inflation and support spending, offsetting some external trade uncertainty. Overall, accommodative regional policies and easing price pressures aided performance while currency swings and tariff risks capped gains.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X FTSE Southeast Asia ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	FTSE/ASEAN 40 Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,875	$10,927	$10,959
Oct/17	$12,961	$13,817	$13,157
Oct/18	$12,683	$12,088	$12,956
Oct/19	$13,816	$13,521	$14,224
Oct/20	$10,388	$14,636	$10,757
Oct/21	$13,706	$17,119	$14,302
Oct/22	$13,277	$11,807	$13,954
Oct/23	$13,725	$13,083	$14,526
Oct/24	$16,906	$16,394	$18,019
Oct/25	$18,695	$20,971	$20,081

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X FTSE Southeast Asia ETF	10.58%	12.47%	6.46%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
FTSE/ASEAN 40 Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	11.45%	13.30%	7.22%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 67,914,568
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 398,813
InvestmentCompanyPortfolioTurnover	9.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$67,914,568	41	$398,813	9.31%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.0%
China	0.9%
Philippines	3.7%
Malaysia	15.2%
Indonesia	15.7%
Thailand	18.9%
Singapore	45.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DBS Group Holdings	16.9%
Oversea-Chinese Banking	8.6%
United Overseas Bank	6.6%
Bank Central Asia	5.1%
Singapore Telecommunications	4.7%
Delta Electronics Thailand NVDR	3.9%
Malayan Banking	3.6%
Bank Rakyat Indonesia Persero	3.2%
Public Bank	3.0%
CIMB Group Holdings	2.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/asea
C000073663
Shareholder Report [Line Items]
Fund Name	Global X MSCI Argentina ETF
Class Name	Global X MSCI Argentina ETF
Trading Symbol	ARGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Argentina ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/argt/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/argt/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Argentina ETF	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Argentina equity universe, as defined by MSCI, Inc., the provider of the Secondary Index (“Index Provider”), while including a minimum number of constituents. The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina. The Secondary Index targets a minimum of 25 securities and 20 issuers at construction.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 30.87%, while the Secondary Index increased 31.45%. The Fund had a net asset value of $72.79 per share on October 31, 2024 and ended the reporting period with a net asset value of $94.10 per share on October 31, 2025.

The Fund recorded positive performance during the reporting period, indicating positive sentiment toward Argentine equities. Signals of fiscal consolidation and deregulation improved investor confidence, which supported banks and other domestically oriented companies as operating outlooks brightened. Though the Fund’s performance was positive, currency policy shifts and Argentine peso volatility periodically offset local market gains, acting as a headwind to performance during the reporting period. Developments in the energy sector and efforts to expand export capacity underpinned energy production, while consumer-oriented holdings contended with pressure on real incomes and changing price frameworks. Headlines around budget targets, external financing discussions, and legislative negotiations intermittently raised risk premiums, contributing to volatility. Overall, supportive policy expectations outweighed macro frictions, leading to a net positive result for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Argentina ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI All Argentina 25/50 Index (USD) (NR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$12,065	$10,927	$12,281
Oct/17	$16,382	$13,817	$16,713
Oct/18	$13,027	$12,088	$13,034
Oct/19	$11,452	$13,521	$11,512
Oct/20	$12,438	$14,636	$12,551
Oct/21	$17,425	$17,119	$17,668
Oct/22	$16,829	$11,807	$17,122
Oct/23	$21,150	$13,083	$21,602
Oct/24	$40,683	$16,394	$41,779
Oct/25	$53,243	$20,971	$54,917

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Argentina ETF	30.87%	33.75%	18.20%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI All Argentina 25/50 Index (USD) (NR)Footnote Reference*	31.45%	34.34%	18.57%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 786,220,559
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 5,348,051
InvestmentCompanyPortfolioTurnover	32.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$786,220,559	33	$5,348,051	32.02%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.2%
Industrials	1.8%
Communication Services	2.5%
Materials	7.8%
Utilities	10.3%
Consumer Staples	11.3%
Repurchase Agreements	15.6%
Energy	20.8%
Financials	21.7%
Consumer Discretionary	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	20.3%
Grupo Financiero Galicia ADR	11.7%
YPF ADR	11.5%
Banco Macro ADR	5.2%
SSR Mining	5.1%
Vista Energy ADR	4.7%
Pampa Energia ADR	4.7%
Transportadora de Gas del Sur ADR	4.5%
Embotelladora Andina	4.0%
Central Puerto ADR	3.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/argt/
C000104595
Shareholder Report [Line Items]
Fund Name	Global X MSCI Greece ETF
Class Name	Global X MSCI Greece ETF
Trading Symbol	GREK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Greece ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/grek/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/grek/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Greece ETF	$74	0.56%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Greece equity universe, as defined by MSCI, Inc. ("MSCI"), the Secondary Index provider. The broad Greece equity universe includes securities that are classified in Greece according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Greece and carry out the majority of their operations in Greece.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 65.92%, while the Secondary Index increased 67.07%. The Fund had a net asset value of $39.86 per share at the start of the period on October 31, 2024 and ended the reporting period with a net asset value of $62.45 per share on October 31, 2025.

The Fund delivered positive performance over the reporting period, aided by Greece’s credit rating upgrades to “investment grade” by various ratings agencies, which improved risk perceptions and supported equity valuations. Fiscal outperformance, including strong primary surplus metrics, reinforced confidence and demand for Greek assets. Record tourism activity in 2025 contributed to strong earnings in travel, services, and consumer‑facing companies. EU Recovery and Resilience Fund momentum also helped, with the amended national plan approved and expected disbursements supporting investment and credit growth. Progress in the banking sector, including completion of post‑crisis privatizations and the return of dividends, was a key tailwind given the Greek market's bank‑heavy composition.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Greece ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI All Greece Select 25/50 Index (USD) (NR)Footnote Reference^Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$7,167	$10,927	$7,253
Oct/17	$9,248	$13,817	$9,487
Oct/18	$7,802	$12,088	$8,021
Oct/19	$10,421	$13,521	$10,796
Oct/20	$6,316	$14,636	$6,574
Oct/21	$10,202	$17,119	$10,667
Oct/22	$9,016	$11,807	$9,477
Oct/23	$13,034	$13,083	$13,805
Oct/24	$15,724	$16,394	$16,767
Oct/25	$26,090	$20,971	$28,012

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Greece ETF	65.92%	32.80%	10.06%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI All Greece Select 25/50 Index (USD) (NR)Footnote Reference^Footnote Reference*	67.07%	33.63%	10.85%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 280,119,916
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,252,753
InvestmentCompanyPortfolioTurnover	28.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$280,119,916	29	$1,252,753	28.96%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	1.3%
Real Estate	1.6%
Materials	3.2%
Communication Services	4.7%
Energy	7.0%
Utilities	7.2%
Consumer Discretionary	12.5%
Industrials	14.1%
Financials	48.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
National Bank of Greece	14.7%
Eurobank Ergasias Services and Holdings	10.6%
Piraeus Financial Holdings	9.4%
Alpha Bank	9.1%
Public Power	4.8%
Hellenic Telecommunications Organization	4.7%
OPAP	4.2%
JUMBO	4.0%
Metlen Energy & Metals PLC	3.7%
Motor Oil Hellas Corinth Refineries	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/grek/
C000205374
Shareholder Report [Line Items]
Fund Name	Global X DAX Germany ETF
Class Name	Global X DAX Germany ETF
Trading Symbol	DAX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X DAX Germany ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dax/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dax/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X DAX Germany ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that closely correspond to the price and yield performance, before fees and expenses, of the DAX® Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. The Secondary Index is comprised of shares of among the 30 largest and most liquid companies admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Secondary Index represent about 80% of the free-float market capitalization authorized in Germany.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 32.73%, while the Secondary Index increased 32.74%. The Fund had a net asset value of $33.69 per share on October 31, 2024 and ended the reporting period with a net asset value of $44.02 per share on October 31, 2025.

The Fund recorded a positive performance over the reporting period, supported by easier financial conditions and steadier domestic macro signals. Political sentiment improved as a more market-friendly government took office, signaling a shift toward pro-growth reforms and enhanced fiscal coordination. The new administration’s fiscal package, emphasizing infrastructure modernization and increased defense spending, bolstered expectations for domestic investment and industrial demand. The European Central Bank lowered policy rates multiple times in 2025, including cuts announced in April and June, which reduced financing costs for rate-sensitive areas such as industrials and automotives. Inflation cooled through the middle of the reporting period, lifting real incomes and aiding consumer sentiment. Lower energy prices also aided returns, easing input costs for energy-intensive manufacturers that are prominent in Germany’s market. Offsetting factors included lessening new orders in manufacturing and a late-period rise in unemployment. However, these headwinds were outweighed, and broader European benchmarks increased throughout the reporting period, reinforcing the supportive backdrop.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X DAX Germany ETFFootnote Reference**	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	DAX® Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$9,659	$9,677	$9,685
Oct/17	$12,596	$11,945	$12,665
Oct/18	$10,572	$11,127	$10,608
Oct/19	$11,627	$12,355	$11,658
Oct/20	$10,868	$11,507	$10,856
Oct/21	$14,570	$15,441	$14,565
Oct/22	$10,447	$11,889	$10,428
Oct/23	$12,396	$13,602	$12,350
Oct/24	$16,279	$16,725	$16,223
Oct/25	$21,607	$20,578	$21,534

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X DAX Germany ETFFootnote Reference**	32.73%	14.73%	8.01%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	7.48%
DAX® Index (USD) (NR)Footnote Reference†	32.74%	14.68%	7.97%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 278,642,316
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 408,462
InvestmentCompanyPortfolioTurnover	8.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$278,642,316	41	$408,462	8.14%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
United States	0.5%
France	7.5%
Germany	91.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SAP	13.6%
Siemens	11.0%
Allianz	8.0%
Airbus	7.5%
Deutsche Telekom	5.6%
Rheinmetall	4.7%
Siemens Energy	4.5%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4.2%
Deutsche Bank	3.6%
Infineon Technologies	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dax/
C000231755
Shareholder Report [Line Items]
Fund Name	Global X MSCI Vietnam ETF
Class Name	Global X MSCI Vietnam ETF
Trading Symbol	VNAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Vietnam ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/vnam. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/vnam
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Vietnam ETF	$62	0.51%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Vietnam Select 25-50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Vietnam equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the Secondary Index ("Index Provider"). The broad Vietnam equity universe includes securities that are classified in Vietnam according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Vietnam and carry out the majority of their operations in Vietnam, as determined by the Index Provider.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 42.87%, while the Secondary Index increased 43.91%. The Fund had a net asset value of $15.90 per share on October 31, 2024 and ended the reporting period with a net asset value of $22.46 per share on October 31, 2025.

The Fund delivered a positive outcome over the reporting period as Vietnamese equities rebounded from the April tariff shock and the Secondary Index recovered to multi-year highs by late May. Market sentiment improved further after the KRX trading system went live in May; the Korea-designed platform modernizes Vietnam’s market infrastructure and is viewed as an important step toward a potential market-classification upgrade that could attract more foreign capital. Macro supports also helped: gross domestic product expanded in the first half of 2025 while exports accelerated through mid-year, reinforcing the earnings outlook for manufacturers and consumer names. Although the dong weakened and the State Bank of Vietnam sold foreign currency to steady markets, equities largely looked through the currency noise as disbursed foreign direct investment reached multi-year highs, signaling durable external interest. By late Q3, business conditions had stabilized, with factory activity showing modest growth and easing concerns about a prolonged slowdown.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Vietnam ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI Vietnam Select 25-50 Index (USD) (NR)Footnote Reference^Footnote Reference*
Dec/21	$10,000	$10,000	$10,000
Oct/22	$5,740	$7,051	$5,767
Oct/23	$5,641	$7,812	$5,712
Oct/24	$6,302	$9,790	$6,450
Oct/25	$9,004	$12,523	$9,283

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X MSCI Vietnam ETF	42.87%	-2.65%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	5.94%
MSCI Vietnam Select 25-50 Index (USD) (NR)Footnote Reference^Footnote Reference*	43.91%	-1.89%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 24,261,162
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 72,465
InvestmentCompanyPortfolioTurnover	22.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$24,261,162	65	$72,465	22.26%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.0%
Energy	1.3%
Utilities	1.5%
Information Technology	4.1%
Industrials	9.6%
Materials	10.8%
Consumer Staples	11.1%
Financials	25.6%
Real Estate	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vingroup JSC	17.1%
Vinhomes JSC	7.9%
Hoa Phat Group JSC	7.8%
Masan Group	4.5%
Bank for Foreign Trade of Vietnam JSC	3.9%
SSI Securities	3.6%
FPT	3.5%
Vietnam Dairy Products JSC	3.3%
VIX Securities JSC	3.0%
Vietnam Prosperity JSC Bank	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/vnam